ING INVESTORS TRUST

ING Clarion Global Real Estate Portfolio

ING Wells Fargo Health Care Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated November 23, 2010

to the Portfolios’ Adviser Class (“Class ADV”) Prospectus, Institutional Class (“Class I”)

Prospectus, Service Class (“Class S”) Prospectus, and Service 2 Class (“Class S2”) Prospectus each dated April 30, 2010 (each a “Prospectus” and collectively “Prospectuses”)

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Portfolios were originally classified as non-diversified but have been managed as diversified for a period of at least three years, each Portfolio’s classification has changed from a non-diversified fund to a diversified fund effective August 31, 2010. As a result of this classification change, the Portfolios are limited in the proportion of their assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolios to benefit less from appreciation in a single issuer than if they had greater exposure to that issuer. ING Investors Trust is organized as a Massachusetts business trust.

Effective immediately the Portfolios’ Prospectuses are hereby revised as follows:

ING Clarion Global Real Estate Portfolio

1.	The seventh paragraph in the section entitled “Principal Investment Strategies” of the summary section of the Portfolio’s Prospectuses is hereby deleted in its entirety.

2.	The section entitled “Principal Risks” of the summary section of the Portfolio’s Prospectuses is hereby amended to delete the risk entitled “Issuer Non-Diversification.”

ING Wells Fargo Health Care Portfolio

3.	The sixth paragraph in the section entitled “Principal Investment Strategies” of the summary section of the Portfolio’s Prospectuses is hereby deleted in its entirety.

4.	The section entitled “Principal Risks” of the summary section of the Portfolio’s Prospectuses is hereby amended to delete the risk entitled “Issuer Non-Diversification.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Clarion Global Real Estate Portfolio

ING Wells Fargo Health Care Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated November 23, 2010

to the Portfolios’ Adviser Class (“Class ADV”), Institutional Class (“Class I”),

Service Class (“Class S”), and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”)

dated April 30, 2010

Pursuant to guidance from the U.S. Securities and Exchange Commission, as the Portfolios were originally classified as non-diversified but have been managed as diversified for a period of at least three years, each Portfolio’s classification has changed from a non-diversified fund to a diversified fund effective August 31, 2010. As a result of this classification change, the Portfolios are limited in the proportion of their assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Portfolios to benefit less from appreciation in a single issuer than if they had greater exposure to that issuer. ING Investors Trust is organized as a Massachusetts business trust.

Effective immediately the Portfolios’ SAI is hereby revised as follows:

1.

The second paragraph of the section entitled “Supplemental Description of Portfolio Investments and Risks – Diversification” found on page 5 of the Portfolios’ SAI is hereby deleted in its entirety and replaced with the following:

Non-Diversified Investment Companies. BlackRock Inflation Protected Bond Portfolio, Clarion Real Estate Portfolio, Global Resources Portfolio, Goldman Sachs Commodity Strategy Portfolio, Janus Contrarian Portfolio, and Morgan Stanley Global Franchise Portfolio, are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company.

ING Clarion Global Real Estate Portfolio

The section entitled “Investment Restrictions – Fundamental Investment Restrictions – ING Clarion Global Real Estate Portfolio” beginning on page 51 of the Portfolio’s SAI is hereby revised as follows:

2.	The following is added as a fundamental investment restriction:

As a matter of fundamental policy, the Portfolio may not:

Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies.

3.	The ninth paragraph is deleted in its entirety.

ING Wells Fargo Health Care Portfolio

The section entitled “Investment Restrictions – Fundamental Investment Restrictions – ING Wells Fargo Health Care Portfolio” beginning on page 62 of the Portfolio’s SAI is hereby revised as follows:

4.	The following is added as a fundamental investment restriction:

As a matter of fundamental policy, the Portfolio may not:

Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies.

5.	The eleventh paragraph is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE